Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value
Total Fair Value, Fair value	$ 953,662	$ 477,744	$ 197,600
Unrealized loss
Total Unrealized Losses, Unrealized Losses	(2,828)	(4,075)	(1,140)
Debt Securities
Fair value
Less than 12 months, Fair value	860,112	444,705
12 months or more, Fair value	93,550	33,039
Total Fair Value, Fair value		477,744	197,600
Unrealized loss
Less than 12 months, Unrealized loss	(1,297)	(2,970)
12 months or more, Unrealized loss	(1,531)	(1,105)
Equity Securities
Fair value
Total Fair Value, Fair value		$ 0